Summary of Significant Accounting Policies - Schedule of Fair Value of Investments Held in Trust Account (Details) - NorthView Acquisition Corp [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Cash [Member]
Shedule of Fair Value of Investments Held in Trust Account [Line Items]
Fair values of investments held in the Trust Account	$ 8,330,835	$ 1,406
U.S. Treasury Bills [Member]
Shedule of Fair Value of Investments Held in Trust Account [Line Items]
Fair values of investments held in the Trust Account		10,872,000
Trust Account [Member]
Shedule of Fair Value of Investments Held in Trust Account [Line Items]
Fair values of investments held in the Trust Account	$ 8,330,835	$ 10,873,406